Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (28)	$ (23)
Post-employment benefit plans and OPEBs cost	(4)	(3)
Share-based compensation	(38)	(31)
Key management personnel compensation expense	$ (70)	$ (57)